Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Parties Balances and Transactions [Abstract]
Schedule of Related Party Balances and Transactions
A. Balances with related parties

The following related party balances are included in the balance sheets:

	December 31
	2012	2011
	US$ thousands	US$ thousands
Principal/controlling:
Accounts receivable trade	177	74
Accrued income from related parties	-	204
Principal shareholder convertible loan	3,000	400
B. Income from or expenses to related parties

The following related parties transactions are included in the statements of operations.

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Income:
Sales	329	383	595

Costs and expenses:
Financing expense	73	54	42